Non-controlling Interests (Details 3) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement of financial position [abstract]
Current assets	$ 1,661,948,432	$ 1,091,372,374
Total non-current assets	1,933,130,547	1,755,378,263
Current liabilities	797,152,420	781,115,264
Non-current liabilities	1,361,957,506	640,120,070
Non-controlling interests [member]
Statement of financial position [abstract]
Current assets	1,429,689,242	1,271,667,358
Total non-current assets	1,209,385,218	1,122,289,748
Current liabilities	839,988,973	695,152,024
Non-current liabilities	227,512,697	224,560,856
Vina San Pedro Tarapaca S.A [Member] | Non-controlling interests [member]
Statement of financial position [abstract]
Current assets	212,016,584	218,573,041
Total non-current assets	231,348,818	223,951,135
Current liabilities	84,258,450	97,431,197
Non-current liabilities	$ 77,049,859	$ 74,792,712